INVESTMENTS IN AFFILIATE (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Underlying Equity in Net Assets [Roll Forward]
Equity in net assets of affiliate at January 1, 2020			$ 193,270
Equity in net earnings of affiliate	$ 2,935	$ 1,327	4,723	$ 1,592
Equity in net assets of affiliate at June 30, 2020	187,735		187,735
Hilli LLC
Underlying Equity in Net Assets [Roll Forward]
Equity in net assets of affiliate at January 1, 2020			193,270
Dividend			(10,258)
Equity in net assets of affiliate at June 30, 2020	$ 187,735		$ 187,735